Borrowings and financial liabilities - Main characteristics of the ATLAS ORNANE (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) D item	Dec. 31, 2021
Borrowings and financial liabilities
Par value of each ORNANE	€ 10,000
Subscription price as percentage of nominal value	97.00%	97.00%
Maturity period	12 months
Conversion ratio	92
Number of trading days used to calculate conversion price | D	15
ATLAS ORNANE note warrants
Borrowings and financial liabilities
Par value of each ORNANE	€ 25,000
Convertible Notes to Atlas [Member]
Borrowings and financial liabilities
Par value of each ORNANE	€ 25,000
Subscription price as percentage of nominal value	97.00%
Maturity period	24 months
Conversion ratio	1.10
Number of trading days used to calculate conversion price | item	10
Cash redemption, number of days used to calculate | item	10
Cash redemption multiple of lowest weighted average price	1.15%